Financial Instruments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 20, 2022	Nov. 16, 2022	Jun. 15, 2022	Dec. 07, 2021	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Liabilites at fair value	$ 1,392,859	$ 1,392,859	$ 733,589
Senior Bond Warrants [member] | Tranche one [member]
Disclosure of detailed information about financial instruments [line items]
Warrants as a percentage of fully diluted share capital	1.50%	1.50%
Minimum proceeds from the issuance of common stock		$ 75,000
Senior Bond Warrants [member] | Tranche two [member]
Disclosure of detailed information about financial instruments [line items]
Warrants as a percentage of fully diluted share capital	1.00%	1.00%
Minimum proceeds from the issuance of common stock		$ 150,000
Level 3 of fair value hierarchy [member] | Embedded derivative liabilities associated with convertible bonds [member] | Tranche A Conversion Feature [member]
Disclosure of detailed information about financial instruments [line items]
Liabilites at fair value	$ 38,100	38,100			$ 24,900
Level 3 of fair value hierarchy [member] | Embedded derivative liabilities associated with convertible bonds [member] | Tranche A Conversion Feature [member] | Finance costs [member]
Disclosure of detailed information about financial instruments [line items]
Gains losses recognized in profit or loss fair value measurement liabilites		13,200
Level 3 of fair value hierarchy [member] | Senior Bond Warrants [member]
Disclosure of detailed information about financial instruments [line items]
Liabilites at fair value	$ 45,300	45,300				$ 15,400
Level 3 of fair value hierarchy [member] | Senior Bond Warrants [member] | Finance costs [member]
Disclosure of detailed information about financial instruments [line items]
Gains losses recognized in profit or loss fair value measurement liabilites		$ 29,900
Level 3 of fair value hierarchy [member] | Senior Bond Warrants [member] | Tranche one [member]
Disclosure of detailed information about financial instruments [line items]
Class of warrants or rights issued during the period shares	4,198,807
Class of warrants or rights issued during the period excerise price per share	$ 0.01	$ 0.01
Level 3 of fair value hierarchy [member] | Predecessor Earn Out Shares [member]
Disclosure of detailed information about financial instruments [line items]
Liabilites at fair value	$ 276,200	$ 276,200					$ 227,500
Increase decrease in shares issued		38,330,000
Level 3 of fair value hierarchy [member] | Predecessor Earn Out Shares [member] | Finance costs [member]
Disclosure of detailed information about financial instruments [line items]
Gains losses recognized in profit or loss fair value measurement liabilites		$ 48,700
Level 3 of fair value hierarchy [member] | Predecessor Earn Out Shares [member] | Tranche one [member]
Disclosure of detailed information about financial instruments [line items]
Vesting percentage of shares		50.00%
Aggregate period for determining the share price		5 years
Share price		$ 15
Threshold days for determining the share price		10 days
Number of consecutive trading days for determining the share		20 days
Level 3 of fair value hierarchy [member] | Predecessor Earn Out Shares [member] | Tranche two [member]
Disclosure of detailed information about financial instruments [line items]
Vesting percentage of shares		50.00%
Share price		$ 20
Threshold days for determining the share price		10 days
Number of consecutive trading days for determining the share		20 days
Level 3 of fair value hierarchy [member] | OACB earnout shares [member]
Disclosure of detailed information about financial instruments [line items]
Liabilites at fair value	10,500	$ 10,500					9,100
Increase decrease in shares issued		1,250,000
Aggregate period for determining the share price		5 years
Level 3 of fair value hierarchy [member] | OACB earnout shares [member] | Finance costs [member]
Disclosure of detailed information about financial instruments [line items]
Gains losses recognized in profit or loss fair value measurement liabilites		$ 1,400
Level 3 of fair value hierarchy [member] | OACB earnout shares [member] | Tranche one [member]
Disclosure of detailed information about financial instruments [line items]
Vesting percentage of shares		50.00%
Share price		$ 12.5
Level 3 of fair value hierarchy [member] | OACB earnout shares [member] | Tranche two [member]
Disclosure of detailed information about financial instruments [line items]
Vesting percentage of shares		50.00%
Share price		$ 15
Threshold days for determining the share price		10 days
Number of consecutive trading days for determining the share		20 days
Level 3 of fair value hierarchy [member] | OACB Warrants [member]
Disclosure of detailed information about financial instruments [line items]
Liabilites at fair value	$ 10,200	$ 10,200					$ 11,800
Class of warrants or rights outstanding	10,916,647	10,916,647
Class of warrants or rights exercise price per share	$ 11.5	$ 11.5
Level 3 of fair value hierarchy [member] | OACB Warrants [member] | Finance costs [member]
Disclosure of detailed information about financial instruments [line items]
Gains losses recognized in profit or loss fair value measurement liabilites		$ 1,600
Level 3 of fair value hierarchy [member] | Convertible shareholder loans [member]
Disclosure of detailed information about financial instruments [line items]
Liabilites at fair value			534,700	$ 534,700				$ 485,900	$ 479,300
Share price		$ 9.86
Increase decrease in fair value measurement liabilities			$ 48,800	55,400
Cumulative funding loss aggregate				$ 15,000
Period of amortization of deferred loss				5 years
Unamortized deferred loss								$ 3,100